Property, Plant and Equipment, Net - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	$ 2,747,643,715	$ 2,919,097,994	$ 2,788,204,501	$ 5,917,673
Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	5,713,190,162	5,533,677,016
Accumulated Amoritzation and Impairment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	(2,965,546,447)	(2,614,579,022)
Construction in Progress [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	730,069,617	654,854,659	554,424,935
Construction in Progress [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	730,069,617	654,854,659
Land [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	61,662,723	57,932,689	52,063,679
Land [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	61,662,723	57,932,689
Buildings [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	30,487,377	8,438,832	9,029,526
Buildings [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	45,102,449	22,243,315
Buildings [Member] | Accumulated Amoritzation and Impairment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	(14,615,072)	(13,804,483)
Plant and Equipment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	1,879,714,167	2,146,295,618	2,117,017,034
Plant and Equipment [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	4,750,674,167	4,670,987,645
Plant and Equipment [Member] | Accumulated Amoritzation and Impairment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	(2,870,960,000)	(2,524,692,027)
Fixtures and Fittings [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	27,990,039	33,921,524	37,160,396
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	95,783,216	98,898,677
Fixtures and Fittings [Member] | Accumulated Amoritzation and Impairment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	(67,793,177)	(64,977,153)
Finance Leases [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	17,719,792	17,654,672	$ 18,508,931
Finance Leases [Member] | Gross Carrying Amount [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	29,897,990	28,760,031
Finance Leases [Member] | Accumulated Amoritzation and Impairment [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment	$ (12,178,198)	$ (11,105,359)